Offerings - Offering: 1	Apr. 03, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered	5,000,000
Proposed Maximum Offering Price per Unit	0.66
Maximum Aggregate Offering Price	$ 3,300,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 455.73
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement on Form S-8 (the “Registration Statement”) shall also cover any additional shares of common stock of MediaCo Holding Inc. (the “Registrant”) that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.Represents 5,000,000 shares of the Registrant’s common stock that were authorized for issuance in respect of awards under the Registrant’s 2025 Equity Compensation Plan. Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share of $0.66 was computed by averaging the high and low prices of a share of the Registrant’s common stock reported on NASDAQ on March 30, 2026, a date within five business days prior to the date of the filing of this Registration Statement.